Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 432	$ 584
Net charge to income statement	(153)	(17)
Inventories	23,711	16,873
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	64	216
Net charge to income statement	(151)	$ (71)
Trading inventories
Disclosure of financial assets [line items]
Inventories	$ 11,400